SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	The Company has analyzed its operations subsequent to August 31, 2017 to the date these financial statements were issued and has found no transactions or events requiring disclosure.